Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue

Revenue consisted of the following for the years ended December 31:

	2022	2021	2020
License revenue attributed from license performance obligation	93,500	—	—
License revenue attributed from R&D performance obligation	4,000	—	—
Total revenue	97,500	—	—

Summary of deferred revenue

The following table presents changes in the balance of the Company’s deferred revenue (in thousands):

	2022	2021	2020
Beginning balance on January 1	—	—	—
Addition of deferred revenue under the Menarini License	21,500	—	—
Revenue recognized under the Menarini License during the period	(4,000)	—	—
Ending balance on December 31	17,500	—	—